Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Aug. 31, 2024	Jun. 24, 2024	Jun. 14, 2024	May 31, 2024	Feb. 29, 2024	Dec. 14, 2023	Nov. 30, 2023	Aug. 31, 2023	Jul. 19, 2023	May 31, 2023	Feb. 28, 2023	Dec. 12, 2022	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	May 17, 2022	Feb. 28, 2022	Dec. 02, 2021	Aug. 31, 2021	Apr. 12, 2021	Aug. 31, 2020	Aug. 31, 2019	Sep. 24, 2018	Aug. 31, 2018	Apr. 05, 2018
PGIM TOTAL RETURN BOND ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value (NAV)
Account Value		$ 9,527.07			$ 9,091.83	$ 9,055.81		$ 8,786.65	$ 8,742.76		$ 8,756.08	$ 8,603.99		$ 8,541.42	$ 8,718.98	$ 8,938.39		$ 9,598.99	$ 10,000.00
PGIM Short Duration Multi-Sector Bond ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value (NAV)
Account Value		$ 10,882.32							10,078.81	$ 10,000.00
PGIM Short Duration High Yield ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value (NAV)
Account Value		$ 10,661.45					$ 10,000.00
PGIM Municipal Income Opportunities ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value (NAV)
Account Value		$ 10,276.60		$ 10,000.00
PGIM Floating Rate Income ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value (NAV)
Account Value		$ 12,199.49							11,273.73						10,077.41		$ 10,000.00
PGIM Active High Yield Bond ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value (NAV)
Account Value		$ 13,411.07							11,958.48						11,247.75					$ 12,639.78		$ 11,386.86	$ 10,819.80	$ 9,810.03
PGIM Active Aggregate Bond ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value (NAV)
Account Value		$ 9,604.41				9,145.97			8,882.46			8,794.46			8,965.12			$ 9,793.74		10,259.43	$ 10,000.00
PGIM AAA CLO ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value (NAV)
Account Value		$ 10,912.10			10,745.41	10,533.53		10,293.04	10,086.75	10,000.00
PGIM Portfolio Ballast ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value (NAV)
Account Value		$ 12,593.02			11,903.27	11,566.67		10,761.48	10,702.06		10,178.30	9,844.11	$ 10,000.00
PGIM Jennison International Opportunities ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value (NAV)
Account Value		$ 11,607.79			11,041.70	10,858.39	10,000.00
PGIM Jennison Focused Value ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value (NAV)
Account Value		$ 14,147.98			13,210.92	12,548.76		10,996.95	10,764.32		9,935.58	9,765.21	10,000.00
PGIM Jennison Focused Mid-Cap ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value (NAV)
Account Value		$ 11,117.80			10,540.97	10,580.89	10,000.00
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value (NAV)
Account Value		$ 10,121.81	$ 10,000.00
PGIM ULTRA SHORT BOND ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value (NAV)
Account Value		$ 12,029.52							11,293.99						10,724.22					10,701.93		10,598.22	10,391.10		$ 10,108.29	$ 10,000.00
PGIM Jennison Focused Growth ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value (NAV)
Account Value		$ 17,745.07			16,653.99	16,339.13		13,884.10	13,137.85		12,156.61	10,366.03	10,000.00
PGIM Jennison Better Future ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Net Asset Value (NAV)
Account Value		$ 12,412.91			11,552.55	11,386.37	10,000.00
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 10,326.61	10,000.00	10,000.00
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg US Aggregate Bond Index
Account Value		$ 10,661.10			10,173.86	10,169.61		9,962.40	9,936.13	10,000.00
MSCI All Country World exUS ND Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-US ND Index
Account Value		$ 11,680.52			11,110.62	10,661.35	10,000.00
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 14,224.98			13,245.79	12,747.30		11,383.98	11,188.84		10,333.21	9,771.61	10,000.00
MSCI All Country World ND Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ND Index
Account Value		$ 12,153.83			11,410.54	10,994.15	10,000.00
Bloomberg US Government Credit 1 3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Government/Credit 1-3 Year Index
Account Value		$ 10,662.93							10,035.49	10,000.00
Bloomberg 1 3 Year High Yield Corporate 1 Percentage Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year High Yield Corporate 1% Capped Index
Account Value		$ 10,864.95					10,000.00
Bloomberg 1 To 15 Year Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-15 Year Municipal Index
Account Value		$ 10,309.51		$ 10,000.00
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Credit Suisse Leveraged Loan Index
Account Value		$ 12,133.92							11,050.00						10,130.16
Bloomberg US High Yield Very Liquid Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US High Yield Very Liquid Index
Account Value		$ 12,924.67							11,484.55						10,713.52					12,076.30		11,102.50	10,662.54	$ 9,755.11
JP Morgan CLOIE AAA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JP Morgan CLOIE AAA Index
Account Value		$ 10,827.11			10,666.74	10,469.97		10,249.52	10,057.89	$ 10,000.00
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Account Value		$ 12,310.29			11,513.92	11,103.04		10,135.51	10,161.23		9,460.00	9,738.29	10,000.00
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Account Value		$ 12,080.47			11,383.03	11,212.86	$ 10,000.00
Bloomberg 1 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1 Year Municipal Bond Index
Account Value		$ 10,131.59	$ 10,000.00
ICE BofA US 3Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Account Value		$ 11,540.94							10,941.13						$ 10,494.68					$ 10,455.77		$ 10,447.80	$ 10,317.33		$ 10,079.11	$ 10,000.00
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Account Value		$ 15,958.00			$ 14,898.30	$ 14,425.48		$ 12,616.82	$ 12,204.69		$ 11,151.31	$ 9,885.29	$ 10,000.00

[1]	Less than 0.05%